Bank borrowings	12 Months Ended
Mar. 31, 2024
Bank borrowings
Bank borrowings
Bank borrowings
20.
Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Current portion:
Short-term other borrowings (i)	7,466	12,749
Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)	27,393	28,828
Long-term other borrowings (iii)	24,630	26,858
	52,023	55,686

(i)
As of March 31, 2023 and 2024, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 1.6% to 12.5% and 1.4% to 4.6% per annum, respectively. As of March 31, 2023 and 2024, the weighted average interest rate of these borrowings was 2.7% and 2.6% per annum, respectively. The borrowings are primarily denominated in RMB.
(ii)
As of March 31, 2023 and 2024, the Company had a US$4.0 billion syndicated loan, which was initially entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR with maturity in May 2024. During the year ended March 31, 2024, the loan terms were modified such that the interest rate of the loan was adjusted to 80 basis points over Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread and the maturity of the loan was extended to May 2028. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions).
(iii)
As of March 31, 2023 and 2024, the Company had long-term borrowings from banks with weighted average interest rates of 3.8% and 3.5% per annum, respectively. The borrowings are primarily denominated in RMB.

Certain other bank borrowings are collateralized by a pledge of certain buildings and property improvements, construction in progress and land use rights in the PRC and receivables with carrying values of RMB23,767 million and RMB34,056 million, as of March 31, 2023 and 2024, respectively. As of March 31, 2024, the Company is in compliance with all covenants in relation to bank borrowings.

As of March 31, 2023 and 2024, the Company had a revolving credit facility provided by certain financial institutions for an amount of US$6.5 billion, which has not yet been drawn down. The interest rate on any outstanding utilized amount under this credit facility was calculated based on LIBOR plus 80 basis points, and was adjusted to SOFR with a credit adjustment spread plus 80 basis points in May 2023. This facility is reserved for general corporate and working capital purposes (including acquisitions). The expiration date of the credit facility was June 2026.

20.
Bank borrowings (Continued)

As of March 31, 2024, the borrowings will be due according to the following schedule:

Principal amounts
RMB
(in millions)
Within 1 year	12,749
Between 1 to 2 years	4,807
Between 2 to 3 years	3,745
Between 3 to 4 years	5,242
Between 4 to 5 years	30,078
Beyond 5 years	11,894
68,515